UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22169

Dreyfus Institutional Reserves Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	03/31
Date of reporting period:	09/30/17

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

                        Dreyfus Institutional Preferred Government Money Market Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Institutional Preferred Government Money Market Fund

SEMIANNUAL REPORT September 30, 2017

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Institutional Preferred Government Money Market Fund	The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This semiannual report for Dreyfus Institutional Preferred Government Money Market Fund covers the six-month period ended September 30, 2017. During the reporting period, the fund produced the following annualized yields and annualized effective yields:1

    Annualized Yield Annualized Effective Yield

Institutional Shares  0.87%          0.88%

Hamilton Shares             0.82%          0.83%

Premier Shares               0.57%         0.58%

Yields of short-term U.S. government obligations continued to rise modestly over the reporting period in response to one additional increase in short-term interest rates from the Federal Reserve Board (the “Fed”).

Effective September 8, 2017, the fund’s Agency shares and Classic shares were converted to Hamilton shares and Premier shares, respectively. Agency shares and Classic shares are no longer offered by the fund.

Short-Term Interest Rates Moved Higher

The reporting period began in the wake of a robust rally in most domestic financial markets as investors looked forward to more stimulative fiscal, tax, and regulatory policies from the new presidential administration. In addition, the Fed had implemented a widely expected short-term rate hike just weeks prior to the start of the reporting period, its second in three months. Citing a strong labor market and mounting inflationary pressures, monetary policymakers raised the target for the federal funds rate 0.25 percentage points to between 0.75% and 1.00%.

Nonetheless, in April 2017, investor confidence began to moderate amid evidence that enactment of the administration’s proposed reforms into law was far from certain. U.S. manufacturing activity slowed, but corporate earnings continued to exceed analysts’ forecasts, and the labor market produced 207,000 new jobs. Meanwhile, the unemployment rate declined to 4.4%.

In May, the unemployment rate slid further to 4.3%, a 16-year low, as older workers retired. A relatively modest 145,000 new jobs were created during the month as some employers reported difficulty in finding qualified workers. Still, wage growth generally remained steady, increasing at a rate that was roughly in line with inflation.

The unemployment rate in June ticked slightly higher to 4.4%, as 210,000 new jobs were added, driven by employment increases in the health care, social assistance, financial, and mining industries. Manufacturing activity continued to expand with 15 of 18 manufacturing industries reporting growth. The services sector also posted gains during the month. Inflation remained muted as energy prices fell: the Consumer Price Index showed no change compared to the previous month, and prices increased by an average of only 1.6% over the previous 12 months. Yet, the Fed again raised short-term rates by 25 basis points in mid-June, sending the federal funds rate to between 1.00% and 1.25%. The U.S. economy grew at a 3.1% annualized rate during the second quarter of the year.

The Fed held rates steady at its meeting in July. The economy generated 138,000 new jobs during the month, and the unemployment rate moved lower to 4.3%, due mainly to hiring in the food services, professional and business services, and health care industries. Activity in the manufacturing and services sectors continued to grow, but at slower rates than in the previous month. In August, an estimated 169,000 jobs were added, and the unemployment rate returned to 4.4%. Import prices and housing starts exceeded forecasts, but retail sales generally disappointed.

September saw U.S. factory activity climb to a 13-year high due to increases in orders and materials prices. Construction spending also rose. Employment data generally disappointed during the month, as the labor market lost an estimated 33,000 jobs, in part due to the impact of major hurricanes affecting Florida and Texas. This marked the first monthly job loss in seven years. Yet, the unemployment rate fell to 4.2%, its lowest level since 2001, and average hourly wage growth increased by 0.5% in the tightening labor market.

Additional Rate Hikes Expected

Despite signs that fiscal and tax reforms may be more difficult to enact than many had anticipated, investors have continued to respond positively to expectations of greater economic growth. Recent comments from members of its Board of Governors indicate that the Fed plans to further moderate its accommodative monetary policy by unwinding its balance sheet through the sale of U.S. government securities, a process that is expected to begin in October. In addition, many analysts expect the Fed to implement another rate increase before year-end.

In the rising interest-rate environment, we have continued to maintain the fund’s weighted-average maturity in a range that is modestly shorter than industry averages. This strategy is intended to capture higher yields as they become available. As always, we have retained our longstanding focus on quality and liquidity.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Yields provided for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower.

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Although the fund’s board has no current intention to impose a fee upon the sale of shares or temporarily suspend redemptions if the fund’s liquidity falls below certain levels, the board reserves the ability to do so after providing at least 60 days’ prior written notice to shareholders.

Sincerely,

Patricia A. Larkin
Senior Portfolio Manager
October 16, 2017

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Government Money Market Fund from April 1, 2017 to September 30, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2017
	Institutional Shares	Hamilton Shares	Premier Shares
Expenses paid per $1,000†	$.50	$.75	$2.01
Ending value (after expenses)	$1,004.40	$1,004.10	$1,002.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2017
	Institutional Shares	Hamilton Shares	Premier Shares
Expenses paid per $1,000†	$.51	$.76	$2.03
Ending value (after expenses)	$1,024.57	$1,024.32	$1,023.06

† Expenses are equal to the fund’s annualized expense ratio of .10% for Institutional shares, .15% for Hamilton shares and .40% for Premier shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

September 30, 2017 (Unaudited)

Description	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
U.S. Government Agencies - 34.4%
Federal Farm Credit Bank:
10/2/17, FCPR - 2.97%	1.28	50,000,000	[a]	49,992,817
10/2/17, FCPR - 2.85%	1.40	50,000,000	[a]	50,000,000
12/8/17, 1 Month LIBOR + .04%	1.27	41,900,000	[a]	41,890,961
1/18/18, 1 Month LIBOR + .10%	1.33	50,000,000	[a]	50,000,000
2/5/18, 1 Month LIBOR + .04%	1.27	75,000,000	[a]	74,971,215
5/25/18, 1 Month LIBOR + .09%	1.33	50,000,000	[a]	49,991,899
8/27/18, 1 Month LIBOR + .03%	1.27	25,000,000	[a]	24,998,810
9/17/18, 1 Month LIBOR - .05%	1.18	25,000,000	[a]	24,998,759
11/29/18, 1 Month LIBOR + .07%	1.30	25,000,000	[a]	24,998,538
1/10/19, 1 Month LIBOR + .04%	1.12	22,250,000	[a]	22,292,965
2/25/19, 1 Month LIBOR - .04%	1.20	50,000,000	[a]	50,000,000
4/24/19, 1 Month LIBOR - .04%	1.20	29,465,000	[a]	29,465,000
5/15/19, 1 Month LIBOR - .09%	1.15	50,000,000	[a]	50,000,000
7/3/19, 1 Month LIBOR - .09%	1.14	85,000,000	[a]	84,992,459
Federal Home Loan Bank:
10/2/17	0.70	200,000,000		199,996,111
10/2/17, 1 Month LIBOR - .05%	1.19	25,000,000	[a]	24,998,592
10/26/17	1.02	220,000,000		219,844,167
11/17/17, 3 Month LIBOR - .01%	1.01	29,550,000	[a]	29,557,708
12/7/17, 1 Month LIBOR + .08%	1.31	40,000,000	[a]	39,999,641
12/8/17, 1 Month LIBOR + .08%	1.31	50,000,000	[a]	50,000,000
12/11/17	1.09	150,000,000		149,677,542
12/20/17	1.04	100,000,000		99,768,889
12/21/17	1.05	50,000,000		49,882,438
4/17/18, 1 Month LIBOR - .12%	1.11	25,000,000	[a]	25,000,000
6/19/18, 1 Month LIBOR	1.24	50,000,000	[a]	50,000,000
8/24/18, 1 Month LIBOR - .13%	1.11	100,000,000	[a]	100,000,000
9/14/18, 3 Month LIBOR - .13%	1.19	25,000,000	[a]	24,997,616
10/5/18, 3 Month LIBOR - .12%	1.18	100,000,000	[a]	100,000,000
1/18/19, 1 Month LIBOR - .03%	1.20	50,000,000	[a]	50,000,000
2/7/19, 1 Month LIBOR - .05%	1.19	25,000,000	[a]	24,998,585
5/10/19, 3 Month LIBOR - .19%	1.12	50,000,000	[a]	50,000,000
6/19/19, 3 Month LIBOR - .16%	1.16	50,000,000	[a]	50,000,000
7/3/19, 1 Month LIBOR - .09%	1.15	75,000,000	[a]	75,000,000
7/12/19, 1 Month LIBOR - .07%	1.17	50,000,000	[a]	50,000,000
8/7/19, 1 Month LIBOR - .06%	1.17	75,000,000	[a]	75,000,000
8/28/19, 1 Month LIBOR - .07%	1.17	50,000,000	[a]	50,000,000
9/11/19, 1 Month LIBOR - .06%	1.18	100,000,000	[a]	100,000,000

Description	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
U.S. Government Agencies - 34.4% (continued)
Federal Home Loan Bank: (continued)
9/18/19, 1 Month LIBOR - .06%	1.17	50,000,000	[a]	50,000,000
Total U.S. Government Agencies (cost $2,367,314,712)				2,367,314,712

Repurchase Agreements - 62.6%
ABN AMRO Bank	0.90	1,025,000,000		1,025,000,000

Tri-Party Agreement thru BNY Mellon, 1.04%-1.06%, dated 9/29/17, due 10/2/17 in the amount of $1,025,090,000 (fully collateralized by $1,567,235,300 Agency Mortgage-Backed Securities, Interest Only, due 8/15/40-8/20/47, Value $713,844,325 and $330,010,707 U.S. Treasuries, 0.88%-3%, due 11/30/18-5/15/47, Value $331,655,710)

Barclays Bank PLC	1.05	200,000,000		200,000,000

Tri-Party Agreement thru BNY Mellon, 1.05%, dated 9/29/17, due 10/2/17 in the amount of $200,017,500 (fully collateralized by $203,469,700 U.S. Treasuries, 1.38%-2%, due 12/15/19-7/31/22, Value $204,000,072)

BNP Paribas	1.03	239,000,000		239,000,000

Tri-Party Agreement thru BNY Mellon, 1.03%, dated 9/29/17, due 10/2/17 in the amount of $239,020,514 (fully collateralized by $242,921,600 U.S. Treasuries, 1.75%-1.88%, due 1/31/22-2/28/22, Value $243,780,064)

Credit Agricole CIB	1.04	300,000,000		300,000,000

Tri-Party Agreement thru BNY Mellon, 1.04%, dated 9/29/17, due 10/2/17 in the amount of $300,026,000 (fully collateralized by $298,578,616 U.S. Treasuries (including strips), 0%-9.13%, due 9/30/17-8/15/47, Value $306,000,005)

Deutsche Bank Securities	1.05	100,000,000		100,000,000

Tri-Party Agreement thru BNY Mellon, 1.05%, dated 9/29/17, due 10/2/17 in the amount of $100,008,750 (fully collateralized by $194,553,167 U.S. Treasuries (including strips), 0%-5.50%, due 11/9/17-1/15/29, Value $204,000,020)

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Annualized Yield on Date of Purchase (%)	Principal Amount($)	Value($)
Repurchase Agreements - 62.6% (continued)
Federal Reserve Bank of New York	1.00	1,300,000,000	1,300,000,000

Tri-Party Agreement thru BNY Mellon, 1%, dated 9/29/17, due 10/2/17 in the amount of $1,300,108,333 (fully collateralized by $1,168,421,600 U.S. Treasuries, 2.75%-3.75%, due 11/15/19-11/15/42, Value $1,300,108,409)

Goldman, Sachs & Co.	1.02	200,000,000	200,000,000

Tri-Party Agreement thru BNY Mellon, 1.02%, dated 9/26/17, due 10/3/17 in the amount of $200,039,667 (fully collateralized by $6,406,592 Agency Debentures, Interest Only, due 4/1/27, Value $167,092 and $354,648,198 Agency Mortgage-Backed Securities, 2%-6%, due 8/1/20-9/1/47, Value $203,832,908)

HSBC USA Inc.	1.01	500,000,000	500,000,000

Tri-Party Agreement thru JPMorgan Chase Bank, 1.01%, dated 9/26/17, due 10/3/17 in the amount of $500,098,194 (fully collateralized by $485,440,063 U.S. Treasuries, 0.51%-7.63%, due 2/15/18-5/15/45, Value $510,000,651)

HSBC USA Inc.	1.03	400,000,000	400,000,000

Tri-Party Agreement thru JPMorgan Chase Bank, 1.03%, dated 9/29/17, due 10/2/17 in the amount of $400,034,333 (fully collateralized by $379,041,500 U.S. Treasuries, 0.63%-6.25%, due 9/30/17-2/15/47, Value $408,004,422)

Description	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
Repurchase Agreements - 62.6% (continued)
Merrill Lynch & Co. Inc.	1.17	50,000,000	[b]	50,000,000

Tri-Party Agreement thru BNY Mellon, 1.17%, dated 11/7/16, due 1/3/18 in the amount of $50,004,875 (fully collateralized by $364,149,891 Agency Collateralized Mortgage Obligations, Interest Only, due 9/25/20-3/25/49, Value $54,000,001)

Total Repurchase Agreements (cost $4,314,000,000)				4,314,000,000
Total Investments (cost $6,681,314,712)		97.0%		6,681,314,712
Cash and Receivables (Net)		3.0%		205,364,388
Net Assets		100.0%		6,886,679,100

FCPR—Farm Credit Prime Rate

LIBOR—London Interbank Offered Rate

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

b Illiquid security; investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of September 30, 2017 and changes periodically. The due date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At September 30, 2017, these securities amounted to $50,000,000 or .73% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	62.6
Federal Home Loan Bank	25.3
Federal Farm Credit Bank	9.1
97.0

† Based on net assets.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $4,314,000,000) —Note 1(b)	6,681,314,712	6,681,314,712
Cash		204,341,235
Interest receivable		1,663,265
		6,887,319,212
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		640,105
Payable for shares of Beneficial Interest redeemed		7
		640,112
Net Assets ($)		6,886,679,100
Composition of Net Assets ($):
Paid-in capital		6,886,689,893
Accumulated net realized gain (loss) on investments		(10,793)
Net Assets ($)		6,886,679,100

Net Asset Value Per Share	Institutional Shares	Hamilton Shares	Premier Shares
Net Assets ($)	5,197,924,194	1,562,710,212	126,044,694
Shares Outstanding	5,196,570,772	1,562,222,213	126,009,763
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2017 (Unaudited)

Investment Income ($):
Interest Income	29,573,589
Expenses:
Management fee—Note 2(a)	4,211,586
Service Plan fees—Note 2(b)	683,039
Trustees’ fees—Note 2(a,c)	40,615
Total Expenses	4,935,240
Less—reduction in expenses due to undertaking—Note 2(a)	(1,203,311)
Less—Trustees’ fees reimbursed by Dreyfus—Note 2(a)	(40,615)
Net Expenses	3,691,314
Investment Income—Net	25,882,275
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	109,574
Net Increase in Net Assets Resulting from Operations	25,991,849

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2017 (Unaudited)	[a]	Year Ended March 31, 2017
Operations ($):
Investment income—net	25,882,275		12,749,288
Net realized gain (loss) on investments	109,574		(120,367)
Net Increase (Decrease) in Net Assets Resulting from Operations	25,991,849		12,628,921
Distributions to Shareholders from ($):
Investment income—net:
Institutional Shares	(17,726,039)		(8,478,738)
Hamilton Shares	(7,749,901)		(4,141,115)
Agency Shares	(20,600)		(19,380)
Premier Shares	(382,996)		(109,767)
Classic Shares	(2,739)		(288)
Total Distributions	(25,882,275)		(12,749,288)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	22,243,752,582		22,980,495,740
Hamilton Shares	5,581,117,821		5,254,347,357
Agency Shares	6,744,432		19,175,582
Premier Shares	290,027,823		628,723,089
Classic Shares	6,796		227,910
Distributions reinvested:
Institutional Shares	5,139,530		1,473,740
Hamilton Shares	270,776		82,377
Premier Shares	11,412		2,803
Classic Shares	1,854		222
Cost of shares redeemed:
Institutional Shares	(20,573,549,812)		(20,449,116,878)
Hamilton Shares	(5,525,122,942)		(4,806,000,527)
Agency Shares	(14,532,493)		(21,518,147)
Premier Shares	(288,124,299)		(895,417,076)
Classic Shares	(2,093,738)		(275,384)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	1,723,649,742		2,712,200,808
Total Increase (Decrease) in Net Assets	1,723,759,316		2,712,080,441
Net Assets ($):
Beginning of Period	5,162,919,784		2,450,839,343
End of Period	6,886,679,100		5,162,919,784

a  Effective September 8, 2017, 5,870,237 Agency shares representing $5,871,761 were exchanged for 5,871,761 Hamilton shares and 1,931,866 Classic shares representing $1,932,097 were exchanged for 1,931,866 Premier shares of which Agency shares were fully converted to Hamilton shares and Classic shares were fully converted to Premier shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended September 30, 2017		Year Ended March 31,	Three Months Ended March 31,	Year Ended December 31,
Institutional Shares	(Unaudited)	2017	2016 [a]	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.004	.004	.001	.001	.000[b]	.000[b]	.001
Distributions:
Dividends from investment income—net	(.004)	(.004)	(.001)	(.001)	(.000)[b]	(.000)[b]	(.001)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.44[c]	.37	.06[c]	.07	.03	.04	.12
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.14[d]	.14	.14[d]	.14	.14	.14	.14
Ratio of net expenses to average net assets	.10[d]	.10	.10[d]	.13	.14	.14	.14
Ratio of net investment income to average net assets	.89[d]	.39	.23[d]	.07	.03	.04	.12
Net Assets, end of period ($ x 1,000)	5,197,924	3,522,447	989,155	984,688	1,222,787	1,184,394	760,601

a The fund has changed its fiscal year end from December 31 to March 31.

b Amount represents less than $.001 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended September 30, 2017		Year Ended March 31,	Three Months Ended March 31,	Year Ended December 31,
Hamilton Shares	(Unaudited)	2017	2016[a]	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.004	.003	.001	.000[b]	.000[b]	.000[b]	.001
Distributions:
Dividends from investment income—net	(.004)	(.003)	(.001)	(.000)[b]	(.000)[b]	(.000)[b]	(.001)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.41[c]	.31	.05[c]	.02	.00[d]	.01	.07
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.19[e]	.19	.19[e]	.19	.19	.19	.19
Ratio of net expenses to average net assets	.15[e]	.15	.15[e]	.18	.17	.17	.19
Ratio of net investment income to average net assets	.82[e]	.32	.18[e]	.02	.00[d]	.01	.07
Net Assets, end of period ($ x 1,000)	1,562,710	1,506,461	1,058,340	1,093,087	1,191,569	1,671,719	1,469,811

a The fund has changed its fiscal year end from December 31 to March 31.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

Six Months Ended September 30, 2017		Year Ended March 31,	Three Months Ended March 31,	Year Ended December 31,
Premier Shares	(Unaudited)	2017	2016[a]	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.003	.001	.000[b]	.000[b]	.000[b]	.000[b]	.000[b]
Distributions:
Dividends from investment income—net	(.003)	(.001)	(.000)[b]	(.000)[b]	(.000)[b]	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.29[c]	.07	.00[c,d]	.00[d]	.00[d]	.00[d]	.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.44[e]	.44	.44[e]	.44	.44	.44	.44
Ratio of net expenses to average net assets	.40[e]	.39	.33[e]	.20	.17	.18	.26
Ratio of net investment income to average net assets	.56[e]	.07	.01[e]	.00[d]	.00[d]	.00[d]	.00[d]
Net Assets, end of period ($ x 1,000)	126,045	124,136	391,072	168,074	238,608	400,990	337,837

a The fund has changed its fiscal year end from December 31 to March 31.
b Amount represents less than $.001 per share.
c Not annualized.
d Amount represents less than .01%.
e Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Government Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Reserves Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

The Company’s Board of Trustees (the “Board”), approved to fully convert Agency shares into Hamilton shares and Classic shares into Premier shares and are no longer offered, effective the close of business September 8, 2017.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional shares, Hamilton shares and Premier shares. Hamilton shares and Premier shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00 and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”)..

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2017 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	6,681,314,712
Level 3 - Significant Unobservable Inputs	-
Total	6,681,314,712

† See Statement of Investments for additional detailed categorizations.

At September 30, 2017, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2017, the fund did not incur any interest or penalties.

Each tax year in the two-year period ended March 31, 2017 and each tax year in the two-year period ended December 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $120,367 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to March 31, 2017. These short-term capital losses can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2017 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At September 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .14% of the value of the fund’s average daily net assets and is payable monthly. Out of its fee, Dreyfus pays all of the expenses of the fund except management fees, Rule 12b-1 Service Plan fees, brokerage fees, taxes, and expenses, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). During the period ended September 30, 2017, fees reimbursed by Dreyfus amounted to $40,615.

Dreyfus has also agreed, from April 1, 2017 through August 1, 2018 to waive receipt of its fees and/or assume the expenses of the fund so that annual fund operating expenses (excluding Rule 12b-1 fees and certain other expenses) do not exceed .10% of the value of the fund’s average daily net assets. These expense limitations and waivers are voluntary, not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $1,203,311 during the period ended September 30, 2017.

(b) Under the fund’s Service Plan adopted pursuant to Rule 12b-1 under the Act, with respect to the fund’s applicable Hamilton and Premier shares, the fund pays the Distributor for distributing such class of shares and with respect to the fund’s applicable Agency and Classic shares, the fund paid the Distributor for distributing such class of shares, for servicing and/or maintaining shareholder accounts and for advertising and marketing. The Service Plan provides for payments to be made at annual rates of .05%, .15%, .30% and .55% of the value of such class’ average daily net assets of the Hamilton, Agency, Premier and Classic shares, respectively. The fees payable under the Service Plan are payable without regard to actual expenses incurred. During the period ended September 30, 2017, Hamilton, Agency, Premier and Classic shares were charged $469,879, $4,368, $203,869 and $4,923, respectively, pursuant to the Service Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $782,435 and Service Plan fees $101,485, which are offset against an expense reimbursement currently in effect in the amount of $243,815.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on May 2, 2017, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended March 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods (ranking in the first quartile of the Performance Group and Performance Universe in all periods).

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was the lowest in the Expense Group and the fund’s actual management fee and total expense ratio were below the Expense Group and Expense Universe medians. The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also considered the fee waiver and expense reimbursement arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s relative performance.

• The Board concluded that the fee paid to Dreyfus supported the renewal of the Agreement in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

NOTES

For More Information

Dreyfus Institutional Preferred Government Money Market Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Institutional: DSVXX Hamilton: DSHXX Premier: DERXX

Telephone Call your Dreyfus Cash Investment Services Division representative or 1-800-346-3621

Mail Dreyfus Investment Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 1556-0144

E-mail Send your request to info@dreyfus.com

Internet Access Dreyfus Investment Division at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 6546SA0917

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Reserves Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 28, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 28, 2017

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)